15008336

Nasdaq Stock Market

Received SEC

NOV 02 2015

Washington, DC 20549

001-36529

William Slattery, CFA
Vice President
Listing Qualifications

Electronic Mail Only

November 2, 2015

CERTNAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 19, 2015 The Nasdaq Stock Market (the "Exchange") received from Medical Transcription Billing, Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

11% Series A Cumulative Redeemable Perpetual Preferred Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery